Accounting Policies - Share based payments (Details)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Cumulative cash flow target
Accounting policies [line items]
Percentage of awards granted	45.00%	50.00%	50.00%
Sustainability And Diversity Scorecard Metric
Accounting policies [line items]
Percentage of awards granted	15.00%
TSR measure [member]
Accounting policies [line items]
Percentage of awards granted	20.00%	25.00%	25.00%
TSR measure [member] | Tailored sector peer group [member]
Accounting policies [line items]
Percentage of awards granted	20.00%	25.00%	25.00%